Supplement (Vanguard Tax-Managed International Fund)	12 Months Ended
Dec. 31, 2012
ETF
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Tax-Managed International Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Fund Shares

New Target Index

Effective immediately, Vanguard Tax-Managed International Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI EAFE ETF, has changed its name to Vanguard FTSE Developed Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Tax-Managed International Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 936 052013

Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Tax-Managed International Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares

New Target Index

Effective immediately, Vanguard Tax-Managed International Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI EAFE ETF, has changed its name to Vanguard FTSE Developed Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Tax-Managed International Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 136 052013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Tax-Managed International Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares

New Target Index

Effective immediately, Vanguard Tax-Managed International Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI EAFE ETF, has changed its name to Vanguard FTSE Developed Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Tax-Managed International Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 103A 052013